The following table shows the Board of Directors’ and Executive Board’s: (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
	R$ 96,544	R$ 90,889	R$ 89,518
	115,627	83,352	70,816
	94,607	81,306	80,832
	67,883	47,832	46,937
	374,661	303,379	288,103
	101,837	98,407	92,704
	109,918	97,729	102,046
	211,755	196,136	194,750
	R$ 586,416	R$ 499,515	R$ 482,853